Quarterly Holdings Report
for
Fidelity® SAI Sustainable U.S. Equity Fund
August 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT1-1025
1.9904865.103
Common Stocks - 96.4%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	9,075	2,121,776
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	18,180	1,825,744
CANADA - 1.7%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	32,641	1,654,451
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States)	25,895	2,004,014
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	11,171	2,105,355
TOTAL CANADA		5,763,820
CHINA - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
BYD Co Ltd H Shares	87,581	1,235,577
INDIA - 0.6%
Financials - 0.6%
Banks - 0.6%
HDFC Bank Ltd/Gandhinagar ADR	28,804	2,049,693
ITALY - 0.8%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	23,523	2,719,483
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	73,008	1,967,086
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASM International NV	545	261,860
NXP Semiconductors NV	8,231	1,933,051

TOTAL NETHERLANDS		2,194,911
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,947	5,066,904
UNITED KINGDOM - 0.6%
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca PLC	12,471	1,988,057
UNITED STATES - 88.4%
Communication Services - 10.9%
Entertainment - 3.1%
Netflix Inc (b)	4,936	5,963,922
Spotify Technology SA (b)	2,308	1,573,779
Walt Disney Co/The	23,400	2,770,092
		10,307,793
Interactive Media & Services - 6.6%
Alphabet Inc Class A	64,108	13,649,235
Meta Platforms Inc Class A	11,669	8,619,890
		22,269,125
Media - 1.1%
Charter Communications Inc Class A (b)	5,992	1,591,355
Magnite Inc (b)	84,916	2,203,571
		3,794,926
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	1,189	299,615
TOTAL COMMUNICATION SERVICES		36,671,459

Consumer Discretionary - 11.2%
Broadline Retail - 5.0%
Amazon.com Inc (b)	72,744	16,658,376
Hotels, Restaurants & Leisure - 2.9%
Chipotle Mexican Grill Inc (b)	38,186	1,609,158
DraftKings Inc Class A (b)	24,812	1,190,480
Hilton Worldwide Holdings Inc	12,313	3,399,127
Starbucks Corp	20,400	1,799,076
Viking Holdings Ltd (b)	28,800	1,832,256
		9,830,097
Household Durables - 1.2%
DR Horton Inc	13,833	2,344,417
PulteGroup Inc	13,135	1,734,083
		4,078,500
Specialty Retail - 1.6%
Lowe's Cos Inc	10,259	2,647,438
TJX Cos Inc/The	19,014	2,597,502
		5,244,940
Textiles, Apparel & Luxury Goods - 0.5%
NIKE Inc Class B	22,600	1,748,561
TOTAL CONSUMER DISCRETIONARY		37,560,474

Consumer Staples - 4.6%
Beverages - 2.1%
Coca-Cola Co/The	67,403	4,650,133
Keurig Dr Pepper Inc	75,200	2,187,568
		6,837,701
Consumer Staples Distribution & Retail - 0.6%
Kroger Co/The	31,800	2,157,312
Household Products - 1.1%
Procter & Gamble Co/The	23,000	3,611,920
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	29,900	2,742,727
TOTAL CONSUMER STAPLES		15,349,660

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp (b)	25,797	823,440
Centrus Energy Corp Class A (b)	4,827	973,751
Cheniere Energy Inc	8,768	2,120,278
		3,917,469
Financials - 11.1%
Banks - 5.0%
Bank of America Corp	78,510	3,983,597
JPMorgan Chase & Co	26,200	7,897,205
Wells Fargo & Co	59,452	4,885,765
		16,766,567
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	27,000	2,851,200
Blue Owl Capital Inc Class A	86,132	1,595,165
Charles Schwab Corp/The	1,320	126,508
		4,572,873
Financial Services - 2.4%
Apollo Global Management Inc	14,584	1,986,778
Mastercard Inc Class A	10,193	6,067,791
		8,054,569
Insurance - 2.3%
Arthur J Gallagher & Co	12,790	3,872,173
Chubb Ltd	14,076	3,871,885
		7,744,058
TOTAL FINANCIALS		37,138,067

Health Care - 9.2%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (b)	7,015	3,132,268
Gilead Sciences Inc	21,666	2,447,608
		5,579,876
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp (b)	54,782	5,779,501
TransMedics Group Inc (b)	25,705	2,955,047
		8,734,548
Health Care Providers & Services - 0.2%
UnitedHealth Group Inc	3,356	1,039,924
Health Care Technology - 0.5%
Veeva Systems Inc Class A (b)	6,500	1,749,800
Life Sciences Tools & Services - 1.9%
Danaher Corp	11,684	2,404,800
Thermo Fisher Scientific Inc	7,855	3,870,316
		6,275,116
Pharmaceuticals - 2.3%
Eli Lilly & Co	10,417	7,631,286
TOTAL HEALTH CARE		31,010,550

Industrials - 11.8%
Aerospace & Defense - 2.8%
Boeing Co (b)	11,969	2,808,886
Howmet Aerospace Inc	14,701	2,559,444
StandardAero Inc	44,652	1,182,831
TransDigm Group Inc	1,850	2,587,928
		9,139,089
Building Products - 1.7%
Builders FirstSource Inc (b)	7,283	1,010,006
Tecnoglass Inc	22,866	1,659,614
Trane Technologies PLC	7,077	2,941,202
		5,610,822
Construction & Engineering - 1.6%
EMCOR Group Inc	3,471	2,152,020
Quanta Services Inc	8,225	3,108,721
		5,260,741
Electrical Equipment - 2.2%
Eaton Corp PLC	7,522	2,626,231
GE Vernova Inc	6,050	3,708,469
Vertiv Holdings Co Class A	8,354	1,065,552
		7,400,252
Machinery - 2.5%
Deere & Co	4,473	2,140,957
Parker-Hannifin Corp	6,060	4,601,661
Westinghouse Air Brake Technologies Corp	9,413	1,821,415
		8,564,033
Professional Services - 0.5%
KBR Inc	35,336	1,783,055
Trading Companies & Distributors - 0.5%
WW Grainger Inc	1,721	1,744,233
TOTAL INDUSTRIALS		39,502,225

Information Technology - 25.0%
Communications Equipment - 0.0%
Ciena Corp (b)	395	37,118
Semiconductors & Semiconductor Equipment - 11.0%
Broadcom Inc	3,850	1,144,951
Lam Research Corp	21,467	2,149,920
Marvell Technology Inc	36,669	2,305,197
Micron Technology Inc	24,184	2,878,138
NVIDIA Corp	163,240	28,433,143
		36,911,349
Software - 7.8%
Cadence Design Systems Inc (b)	11,329	3,970,021
Microsoft Corp	43,857	22,221,904
		26,191,925
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	89,450	20,764,923
TOTAL INFORMATION TECHNOLOGY		83,905,315

Materials - 1.6%
Chemicals - 0.7%
Corteva Inc	32,397	2,403,534
Construction Materials - 0.4%
James Hardie Industries PLC (b)	58,573	1,179,074
Metals & Mining - 0.5%
Freeport-McMoRan Inc	37,686	1,673,258
TOTAL MATERIALS		5,255,866

Real Estate - 1.2%
Health Care REITs - 0.6%
Welltower Inc	11,819	1,988,901
Specialized REITs - 0.6%
American Tower Corp	9,900	2,018,115
TOTAL REAL ESTATE		4,007,016

Utilities - 0.7%
Electric Utilities - 0.7%
Constellation Energy Corp	8,672	2,670,803
TOTAL UNITED STATES		296,988,904
TOTAL COMMON STOCKS (Cost $274,412,341)		323,921,955

U.S. Treasury Obligations - 0.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 9/18/2025 (Cost $1,477,088)	4.21	1,480,000	1,477,201

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $10,361,208)	4.36	10,359,136	10,361,208

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $286,250,637)	335,760,364
NET OTHER ASSETS (LIABILITIES) - 0.1%	256,260
NET ASSETS - 100.0%	336,016,624

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,652,110	45,440,631	40,731,533	61,254	-	-	10,361,208	10,359,136	0.0%
Total	5,652,110	45,440,631	40,731,533	61,254	-	-	10,361,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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